EXHIBIT 99.3

John Deere Owner Trust 2012

Servicer’s Certificate

$304,000,000 Class A-1 0.37859% Asset Backed Notes due March 15, 2013

$255,000,000 Class A-2 0.59% Asset Backed Notes due June 16, 2014

$343,000,000 Class A-3 0.75% Asset Backed Notes due March 15, 2016

$96,762,000 Class A-4 0.99% Asset Backed Notes due June 15, 2018

$33,551,144 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Jun-13
Actual Payment Date (A/360)				17-Jun-13
Collection Period Begin Date				29-Apr-13
Collection Period End Date				26-May-13
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				33

(1)	Total Distribution Amount:			$23,369,007.18
	(a)	Total cash receipts during the month:		$22,906,150.52
	(b)	Administrative repurchases during the month:		$462,757.89
	(c)	Investment earnings on cash accounts:		$98.77
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$318,006.01
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$23,802.36
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$214,375.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$79,828.65
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$21,651,563.01
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$21,651,563.01
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$21,651,563.01

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$21,969,569.02

(6)	Reserve Account balance:
	(a)	Beginning balance:		$12,903,915.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$963,171.89
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$963,171.89
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$963,171.89
	(e)	Ending Balance (after giving effect to all distributions):		$12,903,915.00
	(f)	Specified Reserve Account Balance:		$12,903,915.00

(7)	Servicing Fee:			$436,166.27
	(a)	Amount of Servicing Fee earned:		$436,166.27
	(b)	Amount of Servicing Fee paid:		$436,166.27
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$963,171.89

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$501,202,132.49

	(b)	Note Value as of the end of the related Collection Period:		$500,073,163.27

	(c)	Number of Accounts at the end of the related Collection Period:		15,259

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$26,760,019.12
		(ii)	Class A-2 Note Pool Factor:	0.1049413

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$343,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$96,762,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$33,551,144.15
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$366,179.11
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$174,536.95
	(ii)	Cumulative amount of net losses:	$842,047.80
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.08%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.77%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	15,640
	(b)	Number of loans at the end of the period:	15,259
	(c)	Weighted average remaining term on receivables:	30.26
	(d)	Prepayment amount - monthly:	$3,304,820.52
	(e)	Prepayment amount - life-to-date:	$159,289,533.01
	(f)	Weighted average APR of the pool assets:	3.19%
	(g)	Pool Factor:	0.48